Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Composition of Derivatives
In order to manage these risks and as described hereunder, the Company executes transactions in derivative financial instruments. Presented hereunder is the composition of the derivatives:

	For the year ended December
	2020	2019
	€ in thousands
Derivatives presented under current assets
Currency swap	12	94
Forward contracts	66	-
	78	94
Derivatives presented under non-current assets
Financial power swap	10,238	4,967
Currency swap	-	103
Forward contracts	-	92
	10,238	5,162
Derivatives presented under current liabilities
Swap contracts	(1,378)	(766)

Derivatives presented under non-current liabilities
Forward contracts	-	(344)
Currency swap	(144)	-
Swap contracts	(8,192)	(6,919)
	(8,336)	(7,263)

Schedule of Forward and SWAP Contracts
The following table sets forth the details of the Company’s Forward and SWAP contracts with banking institutions:

	December 31, 2020
	Currency/	Currency/
	linkage/interest rate	Linkage/interest rate		Fair value - € in
	receivable	Payable	Date of expiration	thousand
Euro 17.6 million interest swap transaction for a period of 18 years, semi-annually.	Euribor 6 months	Fixed 1%	December 20, 2037	(1,199)
The principal of the interest rate swap transaction is based on a pre-determined sculptured repayment schedule in the maximum amount of Euro 131 million for a period of 12 years, semi-annually.	Euribor 6 months	Fixed 0.9412%	September 30, 2031	(8,371)
Forward Euro/NIS contracts with an aggregate Euro denominated principal of Euro 8 million.	weighted average rate of approximately 4.03		January 2021	66
NIS 83.2 million currency swap transaction Euro/NIS for a period of 7 years, semi-annually.	NIS	Euro	June 2024	(132)
Financial power swap- Electricity price swap fixed for float	Electricity price in Spain	Fixed price	September 30, 2030	10,238

Schedule of Contractual Maturities of Financial Liabilities
The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the spot rates at the reporting date, including estimated interest payments. This disclosure excludes the impact of netting agreements:

	December 31, 2020
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	198,169	263,112	20,896	34,645	32,594	174,977

Debentures	82,724	91,431	13,502	33,368	44,561	-

Lease liabilities	17,789	28,910	1,051	1,941	1,799	24,119

Trade payables and other accounts payable	13,706	13,706	13,706	-	-	-
	312,388	397,159	49,155	69,954	78,954	199,096
Derivative finance liabilities

Currency swap	132	132	(12)	63	81	-

Swap contracts	9,570	9,570	1,378	2,490	2,109	3,593
	9,702	9,702	1,366	2,553	2,190	3,593

	December 31, 2019
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	93,320	100,415	5,075	9,041	19,154	67,145

Debentures	71,584	78,235	28,718	8,615	33,899	7,003

Lease liabilities	15,627	25,859	462	806	2,417	22,174

Trade payables and other accounts payable	2,928	2,928	2,928	-	-	-
	183,459	207,437	37,183	18,462	55,470	96,322
Derivative finance liabilities

Forward contracts	252	252	-	252	-	-

Swap contracts	7,685	7,685	766	2,682	2,172	2,065
	7,937	7,937	766	2,934	2,172	2,065

Schedule of Company's Exposure to Linkage and Foreign Currency Risk
The Company's exposure to linkage and foreign currency risk was as follow:

	December 31, 2020
	Non-monetary/ Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	50,195	952	15,698	66,845
Marketable securities	-	-	1,761	-	1,761
Short term deposits	-	8,113	-	-	8,113
Asset from concession project	-	1,491	-	-	1,491
Trade and other receivables	380	3,155	384	5,906	9,825
Non-current assets:
Investments in equity
accounted investees	23,489	8,745	-	-	32,234
Advances on account of
investments in process	2,423	-	-	-	2,423
Asset from concession project	-	25,036	-	-	25,036
Fixed assets	264,095	-	-	-	264,095
Right of use asset	-	1,463	-	15,746	17,209
Concession intangible asset	4,604	-	-	-	4,604
Restricted cash long-term	-	5,882	-	4,049	9,931
Deferred tax	3,605	-	-	-	3,605
Other assets	2,593	30	-	139	2,762
Derivatives	-	-	-	10,238	10,238
Current liabilities:
Current maturities of long term bank loans	-	(1,762)	-	(8,470)	(10,232)
Current maturities of long term loans	-	-	-	(4,021)	(4,021)
Short-term debentures	-	(10,600)	-	-	(10,600)
Trade payables	-	(221)	-	(12,166)	(12,387)
Accrued expenses and
other payables	-	(3,502)	(666)	(3,744)	(7,912)
Non-current liabilities:
Lease liability	-	(1,436)	-	(15,863)	(17,299)
Liabilities to banks	-	(15,520)	-	(119,000)	(134,520)
Other long-term loans	-	(5,102)	-	(44,294)	(49,396)
Long-term debentures	-	(72,124)	-	-	(72,124)
Deferred tax	(7,806)	-	-	-	(7,806)
Derivatives	-	-	-	(8,336)	(8,336)
Other long-term liabilities	-	(27)	(486)	-	(513)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	293,383	(6,184)	1,945	(164,118)	125,026

(*) including items linked to CPI

	December 31, 2019
	Non-monetary/ Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	23,385	1,517	19,607	44,509
Marketable securities	-	-	2,242	-	2,242
Short term deposits	-	6,446	-	-	6,446
Restricted cash	-	22,162	-	-	22,162
Asset from concession project	-	1,463	-	-	1,463
Financial asset short-term	-	1,418	-	-	1,418
Trade and other receivables	304	1,199	396	2,983	4,882
Non-current assets:
Investments in equity
accounted investees	26,131	7,430	-	-	33,561
Advances on account of
investments in process	883	-	-	-	883
Asset from concession project	-	27,122	-	-	27,122
Fixed assets	114,389	-	-	-	114,389
Right of use asset	-	1,585	-	13,816	15,401
Concession intangible asset	5,042	-	-	-	5,042
Restricted cash long-term	-	5,639	-	5,317	10,956
Deferred tax	2,285	-	-	-	2,285
Other assets	12,218	31	-	-	12,249
Derivatives	-	-	-	5,162	5,162
Current liabilities:
Loans and borrowings	-	(1,669)	-	(2,469)	(4,138)
Short-term debentures	-	(26,773)	-	-	(26,773)
Trade payables	-	(266)	-	(1,499)	(1,765)
Accrued expenses and
other payables	-	(3,519)	-	(1,491)	(5,010)
Non-current liabilities:
Lease liability	-	(1,529)	-	(13,873)	(15,402)
Long-term loans	-	(19,409)	-	(69,773)	(89,182)
Long-term debentures	-	(44,811)	-	-	(44,811)
Deferred tax	(6,467)	-	-	-	(6,467)
Derivatives	-	-	-	(7,263)	(7,263)
Other long-term liabilities	-	(28)	-	(1,767)	(1,795)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	154,785	(124)	4,155	(51,250)	107,566

(*) Including items linked to CPI

Schedule of Significant Exchange Rates	Information regarding significant exchange rates:
	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 Euro in 2020	9.3	1.227	1.7	3.944
1 Euro in 2019	(2)	1.122	(9.6)	3.878

Schedule of Sensitivity Analysis
This analysis is based on foreign currency exchange rate that the Company considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, remain constant.

	December 31, 2020
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	79	(79)
5% in NIS	308	(308)

	December 31, 2019
	Increase	Increase
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	185	(185)
5% in NIS	412	(412)

Schedule of Change in Interest Rate
A change in interest rate would have increased (decreased) profit or loss by the amounts shown below:

	December 31,
	2020	2019
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	803	580
Increase of 3%	2,444	1,701
Decrease of 1%	(836)	(542)
Decrease of 3%	(2,477)	(1,663)

Schedule of Statement of Fair value of Other Financial Liabilities
The fair values of the other financial liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	December 31, 2020
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	82,724	84,814	-	-
Loans from banks and others (including current maturities)	198,169	-	209,005	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 1.76%- 2.75% with a zero floor, Euribor+ 5.27%, fix rate for 5 years 2.9%-3.55% and 4.65% Linkage to Consumer price index in Israel

	280,893	84,814	209,005	-

	December 31, 2019
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	71,584	73,211	-	-
Loans from banks and others (including current maturities)	93,320	-	94,677	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel

	164,904	73,211	94,677	-

Schedule of Interest Rates Used to Discount Estimated Cash Flows
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

	December 31
	2020	2019
	%
Non-current liabilities:
Loans from banks	Euribor+ 1.76%- 2.75% with a zero floor	Euribor+ 2.53%
Loans from banks	4.65% Linkage to Consumer price index in Israel	4.65% Linkage to Consumer price index in Israel
Loans from banks	fix rate for 5 years 2.9% - 3.55%	fix rate for 5 years 2.9% - 3.1%
Loans from others	Euribor+ 5.27%	Euribor+ 5.27%
Loans from others	3%	-

Schedule of Fair Values Hierarchy

	December 31, 2020
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Marketable securities	-	1,761	-	1,761	Market price
Forward contracts	-	66	-	66
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	(9,570)	-	(9,570)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	(132)	-	(132)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	8,745	8,745
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	10,238	10,238
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

	December 31, 2019
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6B)	-	-	1,418	1,418
The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	2,242	-	2,242	Market price
Forward contracts	-	(252)	-	(252)
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	(7,685)	-	(7,685)
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	197	-	197
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori Energy loan	-	-	10,595	10,595
The fair value is measured by discounting the expected future loan repayments and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks. The discounting rate was estimated at approximately 10% and the expected yearly change of Israeli Consumer Price Index, during the expected lifetime of the loan, was estimated at approximately 1%.

Financial power swap	-	-	4,967	4,967
Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value
The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Income receivable in connection with the A.R.Z. electricity
pumped storage project
€ in thousands
Balance as at December 31, 2019	1,418

Total amount paid	1,418

Balance as at December 31, 2020	-

Financial assets
Dori Energy loan
€ in thousands

Balance as at December 31, 2019	10,595

Total income recognized in profit or loss	758
Repayment	(2,378)
Foreign Currency translation adjustments	(230)

Balance as at December 31, 2020	8,745

Financial assets
Financial power swap
€ in thousands

Balance as at December 31, 2019	4,967

Total income is recognized in other comprehensive income	5,271

Balance as at December 31, 2020	10,238